Commitments and Contingencies (Details)	6 Months Ended
Jun. 30, 2023 CNY (¥)
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Legal fees	¥ 1,000
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Legal fees	¥ 3,000